                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: August 31*
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                  Date of reporting period: November 30, 2005
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* This Form N-Q pertains to the following series of the Registrant:  MFS
  Floating Rate High Income Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/05

MFS(R) FLOATING RATE HIGH INCOME FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2005

ISSUER                                                                                          SHARES/PAR                $ VALUE
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
FLOATING RATE LOANS*+ - 63.6%
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ADVERTISING & BROADCASTING - 2.4%
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DIRECTV Holdings LLC, Term Loan B, 5.51%, 2013                                               $     666,667          $     672,292
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Entravision Communications Corp., Term Loan B, 5.55%, 2013                                         232,000                233,450
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Nextmedia Operating, Second Lien Term Loan, 8.62%, 2013                                            500,000                504,791
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Nextmedia Operating, Term Loan, 6.12%, 2012                                                        346,154                348,317
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Spanish Broadcasting Systems, Inc., Second Lien Term Loan, 8.02%, 2013                             500,000                506,667
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Spanish Broadcasting Systems, Inc., Term Loan, 6.03%, 2012                                         497,500                504,341
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                                                                                                                    $   2,769,858
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AEROSPACE - 1.7%
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Hexcel Corp., Term Loan B, 5.93%, 2012                                                       $   1,072,222          $   1,080,711
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Mid-Western Aircraft Systems, Term Loan B, 6.41%, 2011                                             812,963                822,447
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                                                                                                                    $   1,903,158
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AIRLINES - 0.7%
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United Airlines, Inc., Term Loan, DIP, 8.62%, 2006                                           $     772,709          $     779,793
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AUTOMOTIVE - 2.3%
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Accuride Corp., Term Loan B, 6.18%, 2012                                                     $     781,136          $     786,018
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Collins & Aikman Products, Term Loan B, DIP, 7.03%, 2007                                           625,000                629,167
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TRW Automotive Inc, Term Loan B2., 6.13%, 2012                                                   1,233,871              1,233,871
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                                                                                                                    $   2,649,056
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BROADCAST & CABLE TV - 3.0%
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Charter Communications Operating LLC, Term Loan A, 7.25%, 2010                               $     998,758          $     996,351
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Gray Television, Inc., Term Loan B, 2012^                                                          237,795                237,894
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Mediacom Communications Corp., Term Loan C, 6.11%, 2014                                            995,000              1,007,645
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San Juan Cable, Term Loan, 6.07%, 2011                                                             108,000                109,035
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UPC Financing Partnership, Term Loan H, 6.55%, 2012                                              1,000,000              1,007,500
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                                                                                                                    $   3,358,425
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BUILDING - 2.2%
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Nortek, Inc., Term Loan B, 5.91%, 2011                                                       $     989,975          $     998,637
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Stile Acquisition Corp., Canadian Term Loan, 6.2%, 2013                                            497,077                493,038
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Stile Acquisition Corp., Term Loan, 6.2%, 2013                                                     497,923                493,878
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Walter Industries, Inc., Term Loan B, 6.18%, 2012                                                  457,412                462,272
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                                                                                                                    $   2,447,825
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BUSINESS SERVICES - 0.5%
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SSA Global Technologies, Term Loan B, 5.97%, 2011                                            $     623,438          $     624,996
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CHEMICALS - 5.1%
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Basell Finance Co., Term Loan B2, 6.91%, 2013                                                $     260,417          $     264,323
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Basell Finance Co., Term Loan B4, 6.91%, 2013                                                       52,083                 52,724
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Basell Finance Co., Term Loan C2, 7.24%, 2013                                                      260,417                264,323
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Basell Finance Co., Term Loan C4, 7.24%, 2013                                                       52,083                 52,778
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Celanese AG, Term Loan B, 6.31%, 2012                                                              995,877              1,003,346
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Hexion Specialty Chemicals, Inc., Term Loan B-1, 6.88%, 2012                                       380,864                385,862
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Hexion Specialty Chemicals, Inc., Term Loan B-2, 6.56%, 2012                                       525,955                532,858
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Hexion Specialty Chemicals, Inc., Term Loan B-3, Letter of Credit, 3.76%, 2012                      90,909                 92,102
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Huntsman International LLC, Term Loan B, 5.89%, 2012                                             1,167,746              1,171,882
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Mosaic Co., Term Loan B, 5.54%, 2012                                                               995,000              1,004,328
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PQ Corp., Term Loan, 6.08%, 2012                                                                   995,000              1,000,597
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                                                                                                                    $   5,825,123
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COMPUTER SOFTWARE - 0.6%
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Datatel Holdings, Inc., Term Loan, 6.4%, 2011                                                $     702,778          $     706,292
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CONSUMER GOODS & SERVICES - 4.9%
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ACCO Brands Corp., Term Loan B, 5.89%, 2012                                                  $     789,023          $     797,159
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Fender Musical Instruments Corp., Term Loan B, 6.47%, 2012                                         497,500                499,988
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MD Beauty, Inc., Term Loan B, 7.28%, 2012                                                          464,000                465,740
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Mega Bloks, Inc., Term Loan B, 6.54%, 2012                                                       1,086,270              1,098,490
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National Bedding Co., Second Lien Term Loan, 9.1%, 2012                                            312,500                303,516
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National Bedding Co., Term Loan, 6.03%, 2011                                                       810,469                814,521
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Spectrum Brands, Inc., Term Loan B, 6.15%, 2012                                                    746,250                749,048
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Tire Rack, Inc., Term Loan B, 6.08%, 2012                                                          798,000                805,980
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                                                                                                                    $   5,534,442
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CONTAINERS - 0.5%
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Owens-Illinois Group, Inc., Term Loan B, 5.92%, 2008                                         $     602,476          $     605,865
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ENERGY - INDEPENDENT - 1.8%
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Alpha Natural Resources, Term Loan B, 6.32%, 2013                                            $     500,000          $     503,334
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Carrizo Oil & Gas, Inc., Second Lien Term Loan, 9.87%, 2010                                        798,000                813,960
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Thermal North America, Term Loan B, 5.88%, 2013                                                    670,000                675,862
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                                                                                                                    $   1,993,156
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ENTERTAINMENT - 1.8%
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Loews Cineplex Entertainment Corp., Term Loan B, 6.35%, 2011                                 $     987,270          $     989,944
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Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 6.27%, 2012                                      1,000,000              1,005,834
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                                                                                                                    $   1,995,778
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.8%
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Meow Mix Co., Term Loan B, 7.09%, 2011                                                       $   1,073,684          $   1,088,895
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Reddy Ice Group, Inc., Term Loan, 5.87%, 2012                                                    1,000,000              1,007,500
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                                                                                                                    $   2,096,395
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FOREST & PAPER PRODUCTS - 0.9%
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Smurfit-Stone Container Corp., Term Loan B, 6.2%, 2011                                       $     992,500          $   1,002,632
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GAMING & LODGING - 3.0%
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CCM Merger, Inc., Term Loan B, 6.05%, 2012                                                   $     388,028          $     390,129
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Penn National Gaming, Inc., Term Loan B, 6.04%, 2012                                             1,000,000              1,012,292
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Resorts International, Inc., Term Loan, 6.53%, 2012                                                979,331                984,227
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Venetian Casino Resorts LLC, Term Loan B, 5.77%, 2011                                            1,000,000              1,006,667
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                                                                                                                    $   3,393,315
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INDUSTRIAL - 1.6%
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Alliance Laundry Systems, Term Loan B, 6.34%, 2012                                           $     233,750          $     236,818
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Chart Industries, Inc., Term Loan B, 6.61%, 2012                                                   719,932                728,031
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Mueller Group, Inc., Term Loan B, 6.51%, 2012                                                      459,300                464,697
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Wastequip, Inc., Second Lien Term Loan, 10.02%, 2012                                               193,327                195,019
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Wastequip, Inc., Term Loan, 6.52%, 2011                                                            192,844                194,772
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                                                                                                                    $   1,819,337
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INSURANCE - 1.1%
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ARG Holdings, Term Loan, 2011^                                                               $   1,083,304          $   1,088,721
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HMSC Corp., Term Loan, 6.87%, 2011                                                                 212,510                214,104
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                                                                                                                    $   1,302,825
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MACHINERY & TOOLS - 0.4%
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Maxim Crane Works LP, Term Loan, 6.88%, 2010                                                 $     400,694          $     405,035
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.3%
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Accellent, Term Loan B, 2012^                                                                $     616,489          $     621,498
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Concentra Operating Corp., Term Loan B, 6.05%, 2011                                                315,000                318,675
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DaVita, Inc., Term Loan B, 6.41%, 2012                                                             960,784                973,480
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Genoa Healthcare, Second Lien Term Loan, 11.61%, 2013                                              333,333                338,333
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Genoa Healthcare, Term Loan, 7.24%, 2012                                                           640,000                643,600
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Healthsouth Corp., Term Loan, 9.14%, 2010                                                          800,000                800,666
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HealthTronics, Inc., Term Loan B, 6%, 2011                                                         496,250                496,250
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LifePoint Hospitals, Inc., Term Loan B, 6.19%, 2012                                                955,636                960,613
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Psychiatric Solutions, Inc., Term Loan B, 6.15%, 2012                                              475,077                479,828
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Renal Advantage, Inc., Term Loan B, 6.61%, 2012                                                    330,000                333,300
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Select Medical Corp., Term Loan B, 6.12%, 2012                                                     995,000                994,644
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Team Health, Term Loan B, 2012^                                                                  1,234,769              1,242,486
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                                                                                                                    $   8,203,373
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MEDICAL EQUIPMENT - 0.8%
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Warner Chilcott, Term Loan B, 2012^                                                          $     545,547          $     544,865
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Warner Chilcott, Term Loan C, 2012^                                                                219,829                219,554
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Warner Chilcott, Term Loan D, 2012^                                                                101,555                101,428
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                                                                                                                    $     865,847
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METALS & MINING - 1.0%
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Euramax International, Inc., Term Loan, 6.63%, 2012                                          $     387,030          $     384,772
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Novelis, Inc., Canadian Term Loan B, 6.01%, 2012                                                   276,849                279,502
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Novelis, Inc., Term Loan B, 6.01%, 2012                                                            480,843                485,451
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                                                                                                                    $   1,149,725
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NATURAL GAS - PIPELINE - 0.3%
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Epco Holdings, Inc., Term Loan B, 6.46%, 2010                                                $     394,000          $     399,418
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NETWORK & TELECOM - 0.9%
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VALOR Telecommunication Enterprises LLC, Term Loan B, 5.81%, 2012                            $     966,667          $     975,931
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OIL SERVICES - 0.9%
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Targa Resources, Bridge Term Loan, 6.83%, 2007                                               $   1,000,000          $     998,750
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OILS - 0.9%
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Citgo Petroleum Corp., Term Loan, 5.68%, 2013                                                $   1,000,000          $   1,006,250
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POLLUTION CONTROL - 0.9%
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Allied Waste North America, Inc., Term Loan, 6.18%, 2012                                     $     708,091          $     711,140
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Allied Waste North America, Inc., Term Loan A, Credit Linked Deposit, 6.03%, 2012                  267,568                268,667
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                                                                                                                    $     979,807
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PRINTING & PUBLISHING - 3.0%
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ALM Media, Inc., Term Loan, 6.52%, 2010                                                      $     497,500          $     496,671
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Ascend Media Holdings LLC, Term Loan, 6.76%, 2012                                                  993,750                994,371
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Dex Media West LLC, Term Loan B, 5.96%, 2010                                                       888,849                892,321
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FSC Holdings LLC, Term Loan, 6.27%, 2012                                                           562,870                563,574
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PBI Media, Second Lien Term Loan, 10.24%, 2013                                                     232,759                233,341
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PBI Media, Term Loan B, 6.49%, 2012                                                                232,759                230,432
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                                                                                                                    $   3,410,710
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REAL ESTATE - 2.5%
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General Growth Properties, Inc., Term Loan B, 6.22%, 2008                                    $   1,247,901          $   1,254,620
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Lion Gables Realty, L.P., Term Loan, 5.84%, 2006                                                   575,173                577,330
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Maguire Properties, Inc., Term Loan B, 5.84%, 2010                                                 461,111                463,609
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Yellowstone Mountain Club, Term Loan, 6.6%, 2010                                                   487,677                487,677
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                                                                                                                    $   2,783,236
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RESTAURANTS - 1.4%
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Burger King Corp., Term Loan B, 5.83%, 2012                                                  $   1,197,000          $   1,208,721
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El Pollo Loco, Inc., Term Loan, 7.56%, 2011                                                        407,000                410,052
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                                                                                                                    $   1,618,773
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RETAILERS - 0.8%
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Neiman-Marcus Group, Inc., Term Loan B, 6.48%, 2012                                          $     500,000          $     501,875
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William Carter Co., Term Loan B, 5.72%, 2012                                                       360,938                364,547
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                                                                                                                    $     866,422
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TELECOMMUNICATIONS - WIRELESS - 0.9%
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Centennial Cellular Operating Co., Term Loan, 6.4%, 2011                                     $     989,924          $     993,637
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TELEPHONE SERVICES - 0.4%
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Sorenson Communications, Inc. Term Loan B, 7.13%, 2012                                       $     500,000          $     505,312
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TIRE & RUBBER - 1.8%
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Goodyear Tire & Rubber Co., Deposit Funded Term Loan, 5.78%, 2010                            $   1,000,000          $   1,005,500
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Goodyear Tire & Rubber Co., Second Lien Term Loan, 7.06%, 2010                                   1,000,000              1,003,751
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                                                                                                                    $   2,009,251
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TRANSPORTATION - SERVICES - 0.7%
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Helm Holding Co., Term Loan B, 6.8%, 2011                                                    $     356,936          $     362,439
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Travelcenters of America, Inc., Term Loan B, 5.71%, 2011                                           389,248                393,140
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                                                                                                                    $     755,579
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UTILITIES - ELECTRIC POWER - 2.8%
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Allegheny Energy Supply Co., LLC, Term Loan C, 5.79%, 2011                                   $     721,287          $     728,801
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Cogentrix Delaware Holdings, Inc., Term Loan, 5.78%, 2013                                          776,715                784,482
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LSP-Kendall Energy LLC, Term Loan, 6.09%, 2013                                                     682,777                677,229
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Texas Genco LLC, Term Loan, 5.9%, 2011                                                             992,500                992,914
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                                                                                                                    $   3,183,426
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Total Floating Rate Loans                                                                    $  71,918,753
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BONDS - 1.6%
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ADVERTISING & BROADCASTING - 0.5%
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Intelsat Ltd., FRN, 8.695%, 2012##                                                           $     535,000          $     543,025
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GAMING & LODGING - 0.8%
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GTECH Holdings Corp., 5.25%, 2014                                                            $     200,000          $     169,785
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MGM Mirage, 6%, 2009                                                                               725,000                719,562
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                                                                                                                    $     889,347
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NATURAL GAS - PIPELINE - 0.3%
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Pacific Energy Partners, LP, 6.25%, 2015##                                                   $     395,000          $     389,075
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Total Bonds                                                                                  $   1,821,447
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SHORT-TERM OBLIGATIONS - 24.4% <
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Abbey National North America LLC, 4.03%, due 12/01/05                                        $   4,469,000          $   4,469,000
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Citigroup Funding, Inc., 4.03%, due 12/01/05                                                     4,469,000              4,469,000
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General Electric Capital Corp., 4.03%, due 12/01/05                                              4,469,000              4,469,000
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Merrill Lynch & Co., Inc., 4.02%, due 12/01/05                                                   3,161,000              3,161,000
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New Center Asset Trust, 4.03%, due 12/01/05                                                      4,278,000              4,278,000
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Park Avenue Receivable Co. LLC, 4.03%, due 12/01/05                                              4,469,000              4,469,000
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Thunder Bay Funding LLC, 4.03%, due 12/01/05                                                     2,248,000              2,248,000
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Total Short-Term Obligations, at Amortized Cost                                                                     $  27,563,000
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REPURCHASE AGREEMENTS - 12.3%
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Goldman Sachs, 4.01%, dated 11/30/05, due 12/01/05, total to be received
  $3,290,366 (secured by various U.S. Treasury and Federal Agency obligations in a
  jointly traded account)                                                                    $   3,290,000          $   3,290,000
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Morgan Stanley, 4.02%, dated 11/30/05, due 12/01/05, total to be received
  $10,631,187 secured by various U.S. Treasury and Federal Agency obligations in a
  jointly traded account)                                                                       10,630,000             10,630,000
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Total Repurchase Agreements, at Cost                                                                                $  13,920,000
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Total Investments                                                                                                   $ 115,223,200
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OTHER ASSETS, LESS LIABILITIES - (1.9)%                                                                                (2,152,423)
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Net Assets - 100.0%                                                                                                 $ 113,070,777
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 * The rate shown represents a weighted average coupon rate at period end.
 ^ Loan will settle after November 30, 2005, at which time interest rate will be determined.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 + Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

The following abbreviations are used in the Portfolio of Investments and are defined:

DIP    Debtor-In-Possession
FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLOATING RATE HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $114,974,278
                                                                  ============
Gross unrealized appreciation                                     $    400,274
Gross unrealized depreciation                                         (151,352)
                                                                  ------------
      Net unrealized appreciation                                 $    248,922
                                                                  ============
Aggregate cost includes prior fiscal year end tax adjustments.

(2)UNFUNDED LOAN COMMITMENTS

As of November 30, 2005, the portfolio had unfunded loan commitments of $460,883, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                     Unfunded       Unrealized
                                                       Loan        Appreciation
Borrower                                             Commitment   (Depreciation)
--------------------------------------------------------------------------------
Nextmedia Operating, Delayed Draw, Term Loan, 2012   $153,846       $  962
Warner Chilcott, (Dovobet), Delayed Draw, 2012         22,178          (27)
Warner Chilcott, (Dovonex), Delayed Draw, 2012        110,891         (138)
Time Warner Telecom, Delayed Draw, Term Loan, 2010    107,257        1,654
FSC Holdings LLC, Delayed Draw, Term Loan, 2012        66,711           83
                                                     ----------------------
                                                     $460,883       $2,534
                                                     ----------------------

At November 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2006 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 23, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 23, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 23, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.